Employment, Post-Employment Benefits and Share Compensation Plans - Movement in employee benefit obligations (Details) - France - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset)
As of January 1	€ (14,499)	€ (15,310)
Benefit payments from the employer	617	749
Current service cost	(1,266)	(1,361)
Past service costs	830
Operating costs, net	(436)	(1,361)
Interest expense (income)	(428)	(116)
Amount recognized in the Income Statement	(864)	(1,478)
(Gain)/loss from change in demographic assumptions	(12)	(11)
(Gain)/loss from change in financial assumptions	(105)	2,033
(Gain)/loss from experience	(8)	(483)
Amounts recognized in Other Comprehensive Income	(125)	1,539
As of December 31	€ (14,872)	€ (14,499)